Performance Management	Oct. 31, 2025
Wayfinder Dynamic U.S. Interest Rate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://WayfinderETFs.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Availability Website Address [Text]	https://WayfinderETFs.com
Wayfinder U.S. Dispersion ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://WayfinderETFs.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Availability Website Address [Text]	https://WayfinderETFs.com
Wayfinder Gold ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://WayfinderETFs.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Availability Website Address [Text]	https://WayfinderETFs.com
Wayfinder Oil ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://WayfinderETFs.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Availability Website Address [Text]	https://WayfinderETFs.com
Wayfinder U.S. Market Better Beta ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://WayfinderETFs.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Availability Website Address [Text]	https://WayfinderETFs.com
Wayfinder Saber ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://WayfinderETFs.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Availability Website Address [Text]	https://WayfinderETFs.com